UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3757
DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
February 29, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)

California--91.3%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,546,725
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,522,435
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	3,905,000
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA)	5.13	10/1/16	2,000,000	2,065,520
Alameda County,
COP (Insured; MBIA)	5.38	12/1/13	4,500,000	4,789,890
Alameda County,
COP (Insured; MBIA)	5.38	12/1/14	5,500,000	5,830,660
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,546,390
California,
GO	5.25	2/1/12	90,000 a	96,809
California,
GO	5.00	8/1/22	2,000,000	1,943,880
California,
GO	5.25	2/1/30	25,610,000	24,798,931
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,146,659
California,
GO (Various Purpose)	5.00	12/1/21	10,000,000	9,863,300
California,
GO (Various Purpose)	5.50	4/1/28	20,000	20,009
California Department of Veteran
Affairs, Home Purchase Revenue	4.50	12/1/23	10,000,000	8,668,300
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,680,000	5,504,318
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 a	11,123,300
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000 a	243,868
California Department of Water

Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,275,000	1,367,794
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	9,999,200
California Educational Facilities
Authority, Revenue (Claremont
McKenna College)	5.00	1/1/38	15,980,000	15,149,679
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/08	810,000 a	826,014
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	465,000	428,577
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000	48,334,550
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	870,757
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	989,920
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 a	32,724,860
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 a	10,105,740
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	1,986,720
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000	8,408,969
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	34,040,000	31,288,887
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 a	250,601
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,542,124
California Infrastructure and
Economic Development Bank, Bay

Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 a	2,177,640
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	21,490,908
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	942,430
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,770,000	2,783,601
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	6,006,690
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	20,610,000	17,315,285
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	5.90	6/1/14	48,330,000 b,c	54,408,706
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Company)	5.90	6/1/14	11,000,000 b,c	12,383,525
California Public Works Board,
LR (Department of Corrections,
California State Prison - Kern
County at Delano II)	5.50	6/1/13	3,000,000	3,224,880
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA)	6.50	9/1/17	13,000,000	14,924,520
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	10,503,275
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,686,569
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/20	1,275,000	1,264,647

California Public Works Board,
LR (Department of Mental
Health-Coalinga State Hospital)	5.50	6/1/18	2,500,000	2,631,050
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/28	10,005,000	10,010,503
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,393,350
California State University
Trustees, Systemwide Revenue
(Insured; MBIA)	5.00	11/1/26	10,485,000	10,164,998
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 a	3,914,575
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 a	2,796,125
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 a	5,871,862
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 a	3,028,282
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,220,000 a	1,326,347
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	18,050,600
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	9,880,000	8,650,236
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	7,601,276
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	8,238,600
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,082,715
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College

Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,399,344
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	13,796,860
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,364,383
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,165,850
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	16,241,117
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	13,848,556
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000 a	5,841,770
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,173,853
Capistrano Unified School
District, Community Facilities
District Number 98-2, Special
Tax Revenue (Insured; FGIC)	5.00	9/1/19	3,545,000	3,527,523
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA)	5.50	10/1/13	1,000,000	1,075,720
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	3,184,100
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	5,000,000 a	5,349,350
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	1,000,000 a	1,069,870
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/11	18,500,000 a	20,034,020
Chabot-Las Positas Community

College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	1,318,560
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000	2,229,800
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	9,973,400
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	10,914,022
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/09	2,260,000 a	2,382,560
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	395,000	381,767
Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,523,559
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000	13,036,410
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000	13,135,749
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,074,504
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000	1,214,436
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,296,200
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	13,816,284
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,154,240
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,646,896
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,698,876
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,000,860

Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000 a	3,593,596
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000 a	4,227,760
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	11,295,000 a	11,938,137
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,005,260
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,498,425
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 a	5,393,750
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 d	1,361,819
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000 a	16,804,420
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000	31,039,636
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000	2,145,412
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000	2,117,517
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000	2,094,278
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000	1,151,108
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/08	2,000,000 a	2,026,700
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000 a	10,152,900
La Quinta Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	5.00	9/1/29	12,400,000	11,638,516
Lincoln, Community Facilities
District Number 2003-1 Special
Tax Bonds (Lincoln Crossing
Project)	5.65	9/1/13	1,125,000 a	1,257,255
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/28	9,000,000	8,260,020

Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	501,420
Los Angeles,
Wastewater System Revenue
(Insured; MBIA)	4.75	6/1/35	18,975,000	17,249,224
Los Angeles Community College
District, GO (Insured; MBIA)	5.50	8/1/11	1,845,000 a	1,987,545
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000 a	1,533,070
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	10,000,000	9,685,500
Los Angeles Department of Water
and Power, Water System
Revenue (Insured: AMBAC)	5.00	7/1/32	5,000,000	4,795,850
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/15	3,000,000	3,367,350
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/17	8,385,000	9,383,402
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,499,307
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	2,102,111
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,454,351
Mount Diablo Unified School
District, GO (Insured; MBIA)	5.00	6/1/27	4,670,000	4,431,596
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000	2,292,939
Natomas Unified School District,
GO (Insured; MBIA)	5.95	9/1/21	2,500,000	2,700,525
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 a	808,322
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 a	471,311
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	30,224,040
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000	16,484,151
Orange County Community Facilities
District (Ladera Ranch)
Special Tax Number 03-1	5.25	8/15/19	1,100,000	1,080,937
Orange County Community Facilities
District (Ladera Ranch)

Special Tax Number 03-1	5.30	8/15/20	1,450,000	1,411,952
Orange County Community Facilities
District (Ladera Ranch)
Special Tax Number 04-1	4.88	8/15/21	2,355,000	2,175,078
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 a	1,627,792
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 a	3,249,150
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,058,900
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	5,572,320
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,342,618
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	999,180
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	2,883,510
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur)	5.00	9/1/19	1,015,000	935,089
Poway Unified School District
Community Facilities District
Number 14, Special Tax (Del
Sur)	4.90	9/1/18	1,790,000	1,655,678
Rancho California Water District
Financing Authority, Revenue,
Refunding (Insured; FSA)	5.50	8/1/08	1,670,000	1,691,927
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA)	5.38	9/1/25	7,485,000	7,502,739
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/14	10,430,000 a	11,570,208
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,296,586
Sacramento City Financing
Authority, Capital Improvement
Revenue (Water and Capital

Improvement Projects) (Insured;
AMBAC)	5.50	6/1/11	4,670,000 a	5,016,094
Sacramento City Financing
Authority, Capital Improvement
Revenue (Water and Capital
Improvement Projects) (Insured;
AMBAC)	5.50	6/1/11	5,140,000 a	5,520,925
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	2,820,282
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,249,036
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,269,600
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000	10,582,117
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,570,679
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,011,900
San Diego,
Water Utility Fund Net System
Revenue (Insured; FGIC)	4.75	8/1/28	19,970,000	18,632,409
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,000,000 a	3,133,290
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 a	4,025,796
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,286,208
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,052,928
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	4,334,636
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000	1,597,231
San Francisco City and County
Airport Commission, San

Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000	988,820
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,012,600
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	231,605
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	208,200
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,010,701
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	10,245,301
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)	5.25	8/1/08	1,000,000 a	1,031,530
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	12,482,128
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000 a	1,951,890
San Mateo Union High School
District, GO (Insured; FSA)	5.00	9/1/21	1,000,000	1,014,970
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,980,854
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Insured; AMBAC)	5.00	4/1/32	7,715,000	7,396,756
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,698,450
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000	6,420,180
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.25	11/1/10	1,000,000 a	1,069,550
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.50	11/1/10	1,000,000 a	1,075,930
Stockton,
Health Facilities Revenue

(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,011,200
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	17,082,600
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,430,000	2,215,723
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	442,825
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/08	31,475,000 a	32,227,882
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	14,786,309
Ventura County Community College
District, GO (Insured; MBIA)	5.50	8/1/23	4,250,000	4,362,625
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,609,840
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	12,944,362
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	487,420
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/12	10,090,000 a	11,181,738
U.S. Related--7.2%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,043,990
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,131,970
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	2,000,000	1,923,840
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 a	2,142,140
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,442,350
Puerto Rico Highways and

Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,013,720
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 a	2,153,340
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 b,c	2,001,970
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,375,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	40,424,670
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	10,003,446
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,567,680
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	9,253,600
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,731,005
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,115,000	1,142,050
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	1,953,400
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,013,070
Total Long-Term Municipal Investments
(cost $1,374,945,289)				1,354,958,768
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.5%	Rate (%)	Date	Amount ($)	Value ($)

California;
California Infrastructure and
Economic Development Bank,
Insured Revenue (The RAND
Corporation) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	6.00	3/1/08	24,760,000 e	24,760,000
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; MBIA and Liquidity

Facility; JPMorgan Chase Bank)	7.05	3/1/08	7,100,000 e	7,100,000
Hemet Unified School District,
COP (School Facilities
Project) (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	6.25	3/7/08	4,545,000 e	4,545,000
Los Angeles Department of Water
and Power, Water System
Revenue (Liquidity Facility;
Banco Bilboa Vizcaya)	2.89	3/1/08	1,550,000 e	1,550,000
M-S-R Public Power Agency,
San Juan Project Subordinate
Lien Revenue (Insured; MBIA
and Liquidity Facility; Bank
One)	5.90	3/1/08	1,000,000 e	1,000,000
Ontario Industrial Development
Authority, IDR (L.D. Brinkman
and Company - West Coast
Project) (LOC; Bank of America)	3.20	3/1/08	1,400,000 e	1,400,000
San Francisco City and County
Finance Corporation, LR
(Moscone Center
Expansion Project)
(Insured; AMBAC and Liquidity
Facility: JPMorgan Chase Bank
and State Street Bank and Trust Co.)	5.10	3/7/08	7,545,000 e	7,545,000
Total Short-Term Municipal Investments
(cost $47,900,000)				47,900,000
Total Investments (cost $1,422,845,289)			102.0%	1,402,858,768
Liabilities, Less Cash and Receivables			(2.0%)	(26,935,581)
Net Assets			100.0%	1,375,923,187

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $68,794,201 or 5.0% of net assets.
c Collateral for floating rate borrowings.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)